Long-term debt - Principal Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal outstanding	$ 723,663
2029 Notes
Debt Instrument [Line Items]
Annual interest rate (as a percent)	6.125%
Principal outstanding	$ 334,200	$ 337,200
2027 Notes
Debt Instrument [Line Items]
Annual interest rate (as a percent)	5.875%
Principal outstanding	$ 379,265	381,265
2023 Notes
Debt Instrument [Line Items]
Annual interest rate (as a percent)	6.625%
Principal outstanding	$ 0	$ 18,224